LOANS PAYABLE (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
RELATED PARTY TRANSACTIONS
Term loans	$ 57,646	$ 77,040	$ 103,800
Promissory notes	4,862,034	0
Total loans payable	4,919,680	77,040
Less current portions	(1,752,094)	(28,249)	(25,934)
Non-current portion (excluding PPP loan)	$ 3,167,586	$ 48,791	$ 77,866